CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries - Tam Viagens S.A. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
CONTINGENCIES (Details) - Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Fazenda Pblica do Municpio de So Paulo.
Case Number	1004194-37.2018.8.26.0053
Origin	This is a voidance action appealing the charges for violations and fines (67.168.795 / 67.168.833 / 67.168.884 / 67.168.906 / 67.168.914 / 67.168.965). We are arguing that numbers are missing from the ISS calculation base since the company supposedly made improper deductions.
Stage of trial	The lawsuit was assigned on January 31, 2018. That same day, a decision was rendered suspending the charges without any bond. The municipality filed an appeal against this decision on April 30, 2018. A decision was rendered on November 11, 2019 fully in favor of Tam Viagens S.A. We are waiting to see if the Municipality files an appeal.
Amounts Committed	$ 95,216